The Cushing NextGen Infrastructure Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2020

		Fair
Common Stock - 61.8%	Shares	Value
Cloud Services - 3.3%
United States - 3.3%
Microsoft Corporation(1)	15,798	$3,562,923

Communication Services - 1.5%
Italy - 1.5%
Infrastrutture Wireless Italiane SpA	162,944	1,587,672

Data Centers - 1.8%
United States - 1.8%
Switch, Inc.	116,393	2,001,960

Electric Vehicle OEM - 1.6%
Cayman Islands - 1.6%
NIU Technologies	85,000	1,756,950

General Partners - 1.2%
United States - 1.2%
EnLink Midstream LLC	429,277	1,283,538

Industrials - 6.0%
Canada - 1.0%
Waste Connections, Inc.	10,882	1,088,527
Mexico - 2.3%
Grupo Aeroportuario Centro Norte	14,000	510,440
Grupo Aeroportuario del Pacífico	18,757	1,453,292
Grupo Aeroportuario del Sureste	4,716	535,077
United States - 2.7%
Covanta Holding Corporation	80,738	762,167
Fortress Transportation and Infrastructure Investors LLC	71,476	1,132,895
Waste Management, Inc.(1)	9,367	1,067,838
		6,550,236
Integrated Utility - 2.9%
France - 2.1%
Electricite de France S.A	218,966	2,299,982
Italy - 0.8%
Enel Societa Per Azioni	100,000	900,500
		3,200,482
IT Services - 10.6%
Cayman Islands - 8.6%
21Vianet Group, Inc.	292,828	6,796,538
GDS Holdings Limited(2)	31,815	2,575,106
Spain - 1.0%
Amadeus IT Group	20,000	1,119,597
United States - 1.0%
Fleetcor Technologies, Inc. (1)(2)	4,500	1,131,525
		11,622,766
Large Cap Diversified - 3.4%
United States - 3.4%
Kinder Morgan, Inc.(1)	254,538	3,517,715
Oneok, Inc.	8,915	244,984
		3,762,699
Natural Gas Transportation & Storage - 2.4%
United States - 2.4%
Equitrans Midstream Corporation(1)	260,000	2,672,800

Refiners - 8.6%
United States - 8.6%
CVR Energy, Inc.(1)	166,456	2,778,151
Marathon Petroleum Corporation(1)	75,000	2,659,500
PBF Energy, Inc.(1)	206,527	1,767,871
Phillips 66(1)	38,273	2,237,822
		9,443,344
Software - 1.0%
United States - 1.0%
ACI Worldwide, Inc.(1)	36,876	1,083,417

Solar - 7.7%
United Kingdom - 4.2%
Atlantica Sustainable Infrastructure plc	155,000	4,654,650
United States - 3.5%
Enphase Energy, Inc.	49,644	3,834,006
		8,488,656
Tollroads - 1.9%
Italy - 1.9%
Atlantia Spa	131,364	2,089,647

Utilities - 7.9%
Brazil - 5.4%
Cia Energetica de Minas Gerais	535,237	1,049,065
Cia de Saneamento Basico do Estado de Sao Paulo	107,081	931,605
ENGIE	132,428	1,841,867
Veolia Environnement SA	89,575	2,159,258
United States - 2.5%
Clearway Energy, Inc.(1)	50,000	1,275,500
Vistra Energy Corporation(1)	75,000	1,442,250
		8,699,545

Total Common Stock (Cost $60,764,070)		$67,806,635

Master Limited Partnerships and Related Companies - 23.9%	Units
Crude Oil & Refined Products - 6.6%
United States - 6.6%
Delek Logistics Partners L.P.	75,147	$2,478,348
NGL Energy Partners, L.P.	183,785	804,978
PBF Logistics L.P.(1)	141,623	1,366,662
Phillips 66 Partners L.P.(1)	97,500	2,624,700
		7,274,688
Fuel Distribution - 1.5%
United States - 1.5%
Sunoco, L.P.(1)	60,000	1,591,800

Large Cap Diversified C Corps - 1.9%
United States - 1.9%
Plains GP Holdings, L.P.	278,643	2,036,880

Large Cap MLP - 7.6%
United States - 7.6%
Energy Transfer, L.P.(1)	355,121	2,279,877
Enterprise Products Partners, L.P.(1)	100,000	1,756,000
MPLX, L.P.(1)	234,138	4,277,701
		8,313,578
Natural Gas Gatherers & Processors - 4.1%
United States - 4.1%
DCP Midstream, L.P.(1)	240,658	3,049,137
Enable Midstream Parnters, L.P.	267,221	1,501,782
		4,550,919
YieldCo - 2.2%
United States - 2.2%
NextEra Energy Partners, L.P.(1)	40,000	2,412,800

Total Master Limited Partnerships and Related Companies (Cost $20,749,993)		$26,180,665

Preferred Stock - 0.0%	Units
Upstream MLPs - 0.0%
United States - 0.0%
Mid-Con Energy Partners, L.P.	23,256	64,419
Total Preferred Stock (Cost $999,999)		$64,419

	Shares	Fair Value
Real Estate Investment Trusts - 17.0%
Data Centers - 12.6%
United States - 12.6%
CoreSite Realty Corporation(1)	22,241	2,723,410
CyrusOne, Inc.(1)	40,500	3,382,965
Digital Realty Trust, Inc.(1)	21,479	3,343,206
Equinix, Inc.	2,902	2,291,942
QTS Realty Trust, Inc.(1)	30,000	2,034,600
		13,776,123
Dormitory Housing - 2.2%
United States - 2.2%
American Campus Communities, Inc.(1)	71,021	2,407,612

Shopping Centers - 2.2%
United States - 2.2%
Brixmor Property Group, Inc.(1)	105,073	1,239,861
Kimco Realty Corporation(1)	101,334	1,214,995
		2,454,856
Total Real Estate Investment Trusts (Cost $16,351,061)		$18,638,591

Fixed Income - 12.4%	Principal Amount
Engineering & Construction - 4.9%
Canada - 4.9%
Panther BF Aggregator 2 LP, 8.500%, due 05/15/2027(3)	5,000,000	$5,317,188

Exploration & Production - 0.0%
United States - 0.0%
Sanchez Energy Corporation, 6.125%, due 01/15/2023	5,000,000	37,400

Industrials - 1.3%
United States - 1.3%
Cleaver-Brooks, Inc., 7.875%, due 03/01/2023(3)	1,500,000	1,471,717

Natural Gas Gatherers & Processors - 2.1%
United States - 2.1%
DCP Midstream, L.P., 7.375%, due 06/15/2023	3,139,000	2,309,983

Refiners - 4.1%
United States - 4.1%
PBF Holding Company, LLC / PBF Finance Corporation, 7.000%, due 11/15/2023	4,750,000	4,522,451

Total Fixed Income (Cost $19,529,643)		$13,658,739

Short-Term Investments - Investment Companies - 0.8%	Shares
United States - 0.8%
First American Government Obligations Fund - Class X, 0.07%(4)	410,316	$410,316
First American Treasury Obligations Fund - Class X, 0.07%(4)	410,316	410,316
Total Short-Term Investments - Investment Companies (Cost $820,632)		$820,632

Total Investments - 115.9% (Cost $119,215,398)		$127,169,681
Liabilities in Excess of Other Assets - (15.9)%		(17,473,604)
Net Assets Applicable to Common Stockholders - 100.0%		$109,696,077

(1) All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2) No distribution or dividend was made during the fiscal year ended August 31, 2020. As such, it is classified as a non-income producing security as of August 31, 2020.
(3)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of August 31, 2020, the value of these investments was $6,788,905 or 6.19% of total net assets.

(4) Rate reported is the current yield as of August 31, 2020.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2020	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$67,806,635	$67,806,635	$-	$-
Master Limited Partnerships and Related Companies (a)	26,180,665	26,180,665	-	-
Real Estate Investment Trusts (a)	18,638,591	18,638,591	-	-
Preferred Stock (a)	64,419	64,419	-	-
Total Equity Securities	112,690,310	112,690,310	-	-
Notes Senior Notes(a)	13,658,739	-	13,658,739	-
Total Notes	13,658,739	-	13,658,739	-
Other
Short Term Investments (a)	820,632	820,632	-	-
Total Other	820,632	820,632	-	-
Total Assets	$127,169,681	$113,510,942	$13,658,739	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2020.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2020.